Schedule of changes in the fair value of plan assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value of the plan assets at December 31, 2020	R$ 10,420	R$ 10,366	R$ 9,063
Return on investments	(298)	757	2,003
Contributions from employer	236	211	199
Benefits paid	(980)	(914)	(899)
Fair value of the plan assets at December 31, 2021	R$ 9,378	R$ 10,420	R$ 10,366